Income Taxes (Tables)	12 Months Ended
Nov. 30, 2014
Income Taxes
Schedule of (benefit) provision for income taxes

	Year ended
	2014	2013	2012
	(in thousands)
Current:
Federal	$(1,427)	$(2,387)	$(5,258)
State	199	(896)	(324)

	(1,228)	(3,283)	(5,582)

Deferred:
Federal	(3,655)	(78)	3,772
State	(176)	227	(202)

	(3,831)	149	3,570

Total	$(5,059)	$(3,134)	$(2,012)

Schedule of net deferred tax assets resulting from temporary differences between book and tax basis of assets and liabilities

	Year ended
	2014	2013
	(in thousands)
Current:
Deferred tax assets:
Allowance for customer credits and doubtful accounts	$2,427	$1,251
Inventory valuation	2,097	879
Tax credits	—	5
Inventory capitalization	1,527	1,004
State tax deduction	73	163
Inventory purchase price adjustment	—	135
Accrued vacation	201	84
Other	—	38
Valuation Allowance	(189)	—

Total current deferred tax assets	6,136	3,559

Current deferred tax liabilities:
Inventory revaluation	—	(386)
Prepaid expenses	(71)	(59)

Total current deferred taxes liabilities	(71)	(445)

Net current deferred tax assets	$6,065	$3,114

Noncurrent:
Deferred tax assets:
Benefit of net operating loss carryforwards	$8,483	$8,584
Stock compensation expense	263	198
Deferred rent	1,139	965
Interest expense	—	1,442
Tax credits	70	—
State tax deduction	69
Other	59	65
Valuation allowance	(451)	(342)

Net noncurrent deferred tax assets	9,632	10,912

Deferred tax liabilities:
Property and equipment basis difference	(117)	(755)
Amortizable intangible assets	(2,365)	(3,026)
Debt discount	(3,005)	—
Long lived intangible asset	(21,910)	(23,333)

Total noncurrent deferred tax liabilities	(27,397)	(27,114)

Net noncurrent deferred tax liability	$(17,765)	$(16,202)

Schedule of reconciliation of the effective income tax rate to the federal statutory rate

	Year ended
	2014	2013	2012
Computed tax provision at the statutory rate	34.0%	34.0%	34.0%
State income tax	—	4.2%	10.1%
Contingent consideration payments	—	—	—
Transaction costs	0.6%	(9.4)%	—
Acquisition basis difference	(0.8)%	(0.4)%	—
Effect of uncertain tax positions	(0.1)%	(0.1)%	—
Sec 162 (m) limitation	—	—	—
Prior year adjustment	—	—	—
Goodwill impairment	(19.0)%	—	—
Other adjustments	0.4%	1.4%	(0.8)%

Effective tax rate	15.1%	29.7%	43.3%

Schedule of unrecognized tax benefits

The following presents a roll forward of its unrecognized tax benefits (in thousands):

Balance at November 30, 2012	$80
Increase related to acquisition	308

Balance at November 30, 2013	388
Increase for tax positions during prior period	20
Increase for tax positions during current period	(8)

Balance at November 30, 2014	$400